Contracts, acquisitions and agreements	12 Months Ended
Dec. 31, 2023
Contracts, acquisitions and agreements
Contracts, Acquisitions And Agreements

20. Contracts, acquisitions and agreements

20.1. Maintenance and service contracts

The Group entered into long-term service agreements executed with leading global companies in the construction and maintenance of thermoelectrical generation plants, such as (i) General Electric, which is in charge of the maintenance of the Nuevo Puerto Combined Cycle plant, and part of the Mendoza based units, (ii) Siemens Energy, which is in charge of the maintenance of the combined cycle unit based in Mendoza site, the thermoelectrical power plant Brigadier López, the Luján de Cuyo and Terminal 6 San Lorenzo cogeneration units, and one of the combined cycle units based in Costanera thermoelectrical power plant, and (iii) Mitsubishi, which is in charge of the maintenance of the other combined cycle unit located in the Costanera thermoelectrical power plant.

Under long-term service agreements, suppliers provide materials, spare parts, labor and on-site engineering guidance in connection with scheduled maintenance activities, in accordance with the applicable technical recommendations.

20.2. Acquisition of General Electric gas turbine

On March 13th, 2015, the Company acquired a gas turbine from General Electric and hired their specialized technical support services. The unit is a gas turbine with 373 MW output power.

20.3. Renewable Energy generation farms

In 2017 the Group entered into a power purchase agreement with CAMMESA for La Castellana and Achiras wind farms for a 20-year term as from the launch of the commercial operations. Likewise, during 2018 the Group entered into a power purchase agreement with CAMMESA for La Genoveva wind farm for a 20-year term as from the launch of the commercial operations.

Regarding wind farm La Castellana II, the Group entered into supply agreements with Rayen Cura S.A.I.C. for a 7-year term and approximately 35,000 MWh/year volume, with Metrive S.A. for a 15-year term and 12,000 MWh/year volume, with N. Ferraris for a 10-year term and 6,500 MWh/year volume and with Banco de Galicia y Buenos Aires S.A. for a 10-year term to supply energy demand for approximately 4,700 MWh/year.

Regarding wind farm La Genoveva II, the Group entered into supply agreements with Aguas y Saneamiento S.A. (AYSA) for a 10-year term from the beginning of operations date of the wind farm and approximately 87.6 GWh/year volume, with PBB Polisur S.R.L. (Dow Chemical) for a term of 6 years and an estimated volume of 80 GWh/year, with INC S.A. (Carrefour) for a term of 3 years and an estimated volume of 12 GWh/year, with Farm Frites for a 5-year term and 9.5 GWh/year volume and with BBVA for a 5-year term and 6 GWh/year volume.

Regarding wind farm Manque, the Group entered into a power purchase agreement with Cervecería y Maltería Quilmes SAICAyG (“Quilmes”) for the wind farm Manque for a 20-year term as from the launch of the commercial operations and for an estimated volume of 235 GWh per year.

Regarding the wind farm Los Olivos, the Group entered into power purchase agreements with S.A. San Miguel A.G.I.C.I. y F., Minera Alumbrera Limited and SCANIA Argentina S.A.U. for a 10-year term as from the launch of commercial operations, to supply them 8.7 GWh/year, 27.4 GWh/year and 20.2 GWh/year, respectively.

Acquisition and operation of wind turbines

The Group has entered into agreements with Nordex Windpower S.A. for the operation and maintenance of Achiras and La Castellana wind farms for a 10-year term.

In addition, the Group has entered into agreements with Vestas Argentina S.A. for the operation and maintenance of wind farms La Genoveva I until August 30, 2040; La Genoveva II until May 31, 2039; La Castellana II until May 31, 2039; and Manque y Los Olivos until December 31, 2039.

20.4. Acquisition of Brigadier López thermoelectric plant

In the context of a local and foreign public tender called by Integración Energética Argentina S.A. (“IEASA”), which has been awarded to the Company, on June 14, 2019 the transfer agreement of the production unit that is part of Brigadier López thermoelectric plant and of the premises on which the plant is located, was signed, including: a) production unit for the plant, which includes personal property, recordable personal property, facilities, machines, tools, spare parts, and other assets used for the plant operation and use; b) IEASA’s contractual position in executed contracts (including turbogas and turbosteam supplying contracts with CAMMESA and the financial trust agreement signed by IEASA as trustor, among others); c) permits and authorizations in effect related to the plant operation; and d) the labor relationship with the transferred employees.

The plant currently has a Siemens gas turbine of 280.5 MW. According to the tender specifications and conditions, it is expected to supplement the gas turbine with a boiler and a steam turbine to reach the closing of the combined cycle, which will generate 420 MW in total.

The works for closing the cycle are still pending. During February 2024, the agreement with SACDE on the works, services, and necessary works to close the cycle was agreed on, having the “notice to proceed” been granted on February 26, 2024.

20.5. Shares purchase agreements with Enel Group

On February 17, 2023, Proener S.A.U. acquired 531,273,928 shares from Enel Argentina S.A., which represent 75.68% of the capital stock and votes from Enel Generación Costanera S.A. (currently, Central Costanera S.A.). The total purchase price amounted to USD 48,000,000. Pursuant to the CNV applicable regulations, on March 17, 2023, a mandatory public acquisition offering ("OPA") at an equitable price with respect to the remaining outstanding shares was announced. Such was approved by CNV on May 23, 2023. The offering reception period was opened from May 30, 2023 to June 12, 2023, and offerings from a total of 17 shareholders, owners of 65,100 shares, representing approximately 0.0093% of the issued and outstanding shares of Central Costanera S.A. were accepted, which were acquired at a $94,189 price per share by Proener S.A.U. This acquisition was recorded as a business combination as described in Note 2.2.20.

On the same date, Proener S.A.U. entered into a shares purchase agreement with Enel Argentina S.A. and Enel Américas S.A., by virtue of which, subject to the exercise of the preemptive right of the remaining shareholders, Enel Américas S.A. agreed to sell to Proener S.A.U. its interest in Inversora Dock Sud S.A. and Enel Argentina S.A. agreed to sell to Proener S.A.U. its interest in Central Dock Sud S.A. The total purchase price for both holdings amounted to USD 54,000,000. On March 17, 2023, Proener S.A.U. was informed by Enel Argentina S.A. and Enel Américas S.A. that the remaining shareholders have decided to exercise their preemptive right. This way, once the stocks purchase was accomplished by the remaining shareholders during April 2023, Proener S.A.U. terminated the shares purchase agreement on April 25, 2023.

20.6. Forest companies’ acquisition

On December 27, 2022, Proener S.A.U., entered into a shares purchase agreement with Masisa S.A. and Masisa Overseas S.A. (jointly, “Masisa”), one of the main forestry companies in the region. Through such agreement, Masisa sold Proener S.A.U. the total shares of its Argentine affiliates Forestal Argentina S.A. and Masisa Forestal S.A. (currently, Loma Alta Forestal S.A.), which hold the forestry assets Masisa had in the country.

On May 3, 2023, Proener S.A.U. acquired 100% of capital stock and votes of companies Empresas Verdes Argentina S.A., Las Misiones S.A. y Estancia Celina S.A. The purchase price amounted to USD 29,881,340. Such companies own forest assets that are made of approximately 88,063 hectares in Corrientes province, from which 26,000 are planted with pine tree (over a total 36,000 hectares plantable area). This acquisition was recorded as a business combination as described in Note 2.2.20.

20.7. Acquisition of solar farm

On October 18, 2023, Proener S.A.U. acquired from Equinor Wind Power A.S., Scatec Solar Netherlands B.V. and Scatec Solar Argentina B.V. 100% of the share capital and votes of Cordillera Solar VIII S.A. (CSVIII) and Scatec Equinor Solutions Argentina S.A., (currently called CP Servicios Renovables S.A.) owner and operating companies, respectively, of a solar farm located in the province of San Juan, with an approximate power of 100 MW. The solar farm has an agreement with CAMMESA for the purchase of generated energy for a 20-year term counted as from the operations beginning date of such farm. This acquisition has been recorded as an assets acquisition as per IFRS 3. For further information regarding CSVIII loans see Note 13.3.12.

20.8. Acquisition of two Siemens gas turbines

On May 27th, 2016, the Company acquired from Siemens two gas turbines for electric power generation composed by a turbine and a generator with 298 MW output power, and the proper ancillary equipment and maintenance and assistance services.

During September 2021, the Company sold such equipment to UNIPER KRAFTWERKE GMBH and UNIPER HUNGARY Kft. for the amount of USD 33,750,000.

20.9. Acquisition of equity interest in AbraSilver Resource Corp.

On April 22, 2024, Proener S.A.U. entered into a shares subscription agreement for a 4% interest in the capital stock of AbraSilver Resource Corp. (a Canadian company listed in the Canadian stock market), which is the owner of the silver-gold project Diablillos located in the Northwest region of Argentina.